10. Debt Issue Costs (Tables)	12 Months Ended
Dec. 31, 2015
Notes to Financial Statements
Debt Issue Costs
Balance- December 31, 2013	$247,197
Additions	69,600
Amortization	(154,851)
Balance- December 31, 2014	161,946
Amortization	(147,341)
Balance- December 31, 2015	$14,605